Costs and expenses by nature	6 Months Ended
Jun. 30, 2021
Expenses by nature [abstract]
Costs and expenses by nature

5.	Costs and expenses by nature

5.1.	Cost of sales
	2021	2020	2021	2020
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Raw material, products for resale, materials and third-party services (*)	(7,610)	(6,979)	(4,950)	(2,541)
Depreciation, depletion and amortization	(4,404)	(4,972)	(2,165)	(2,077)
Production taxes	(4,984)	(2,807)	(2,630)	(961)
Employee compensation	(851)	(1,185)	(413)	(485)
Total	(17,849)	(15,943)	(10,158)	(6,064)
(*)	It Includes short-term leases and inventory turnover.

5.2.	Selling expenses
	2021	2020	2021	2020
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Materials, third-party services, freight, rent and other related costs	(1,709)	(2,212)	(925)	(1,057)
Depreciation, depletion and amortization	(289)	(251)	(140)	(128)
Allowance for expected credit losses	6	(30)	1	(21)
Employee compensation	(42)	(88)	(22)	(40)
Total	(2,034)	(2,581)	(1,086)	(1,246)

5.3.	General and administrative expenses
	2021	2020	2021	2020
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Employee compensation	(376)	(514)	(191)	(226)
Materials, third-party services, freight, rent and other related costs	(112)	(136)	(48)	(42)
Depreciation, depletion and amortization	(45)	(52)	(21)	(23)
Total	(533)	(702)	(260)	(291)